OPERATING COSTS AND EXPENSES - Provisions or Operational Reversals (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING COSTS AND EXPENSES
Estimated losses on investments	R$ 92,226	R$ (20,712)	R$ (679,801)
Provision for Implantation of Shares - Compulsory Loan	(101,813)	(107,652)	(345,393)
Provision for unsecured liabilities		(705,864)
Provision for litigation of civil and labor lawsuits	1,857,566	13,080,540	4,177,351
Guarantees	188,590	25,976	12,395
Onerous contracts	229,582	16,219	(89,053)
Provisions for the reduction of fuel inventories	(25,764)	(126,286)
Impairment	(267,815)	475,406	(474,745)
Provision for judicial deposits		(233,908)
Others	(163,783)	(137,460)	(613,013)
Operating Charges (Reversals), Net	(6,928,425)	(14,922,063)	(7,374,588)
Reversal of provisions for doubtful accounts	R$ 217,633	738,732
Compulsory Loan
OPERATING COSTS AND EXPENSES
Net of reversal		10,896,956
Amazonas Energia [Member]
OPERATING COSTS AND EXPENSES
Percentage of provisioning of debt confession instruments (ICD) held	100.00%
Financing and Loans
OPERATING COSTS AND EXPENSES
ECL	R$ (3,347,749)	(638,894)	(139,237)
Consumers and resellers
OPERATING COSTS AND EXPENSES
ECL	R$ (1,674,333)	110,282	(804,865)
Fuel consumption
OPERATING COSTS AND EXPENSES
ECL		R$ (498,630)	R$ (63,525)